Restatement of Previously Issued Consolidated Financial Statements (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Restatement of Previously Issued Consolidated Financial Statements (Details) [Line Items]
Decrease in administrative expenses	RM 26,602,513	$ 5,938,061		RM 33,929,567	$ 7,384,019
Decrease in cost of sales	79,900,000	17,834,821		28,837,315	6,275,803
Amortisation of intangible asset	9,538,229	2,129,069	RM 13,126,820	13,126,820	2,856,762
Depreciation of property, plant and equipment	14,154,000	3,159,375		10,414,013	2,266,379
Tax expenses	(920,864)	(205,550)	(11,582,793)	(11,582,793)	(2,520,738)
Profit (loss) before tax	(28,457,298)	$ (6,352,075)	(30,461,505)	(30,461,505)	$ (6,629,272)
Dividend paid to non-controlling interests				6,000,000
Increase in administrative expense				6,000,000
Capital contribution to other payables amounted	RM 66,027		RM 328	164,575,283
Top of range [member]
Restatement of Previously Issued Consolidated Financial Statements (Details) [Line Items]
Amortisation of intangible asset				26,719,984
Depreciation of property, plant and equipment				35,152,128
Tax expenses				12,927,194
Bottom of range [member]
Restatement of Previously Issued Consolidated Financial Statements (Details) [Line Items]
Amortisation of intangible asset				13,126,820
Depreciation of property, plant and equipment				10,414,013
Tax expenses				11,582,793
Selling, general and administrative expense [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) [Line Items]
Decrease in administrative expenses				20,666,666
Selling, general and administrative expense [member]
Restatement of Previously Issued Consolidated Financial Statements (Details) [Line Items]
Decrease in administrative expenses				24,738,115
Decrease in cost of sales				20,666,666
Profit (loss) before tax				1,344,401
Selling, general and administrative expense [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) [Line Items]
Decrease in administrative expenses				RM 13,593,164